Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Marketable Securities [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 27,900,000	$ 22,600,000
Fair Value of Investment in debt securities	$ 38,500,000	$ 24,000,000
Percentage of fair value of investment in debt	96.80%	69.20%
Proceeds from sale of available-for-sale securities	$ 0	$ 355,000
Available-for-sale securities realized gains		32,000
Available-for-sale securities realized losses		$ 0